Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2020 and 2019 follows:

(dollars in thousands)	2020	2019
Land	$2,414	$2,337
Buildings	36,077	36,245
Furniture, fixtures and equipment	56,317	54,245
Leasehold improvements	33,697	32,176
Total bank premises and equipment	128,505	125,003
Accumulated depreciation and amortization	(94,093)	(90,381)
Total	$34,412	$34,622